UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street
           --------------------------------------------------
           30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ----------------------------------------------------------
Title: Managing Member, King Street Capital Management GP, L.L.C., the General Partner of King Street Capital Management, L.P.
           ----------------------------------------------------------
Phone:     (212) 812-3100
           ----------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins          New York, New York            February 17, 2009
------------------------   ------------------------        ------------------
      Signature                City, State                        Date

Effective on January 1, 2009, King Street Capital Management, L.L.C. converted from a Delaware limited liability company to a Delaware limited partnership and concurrent with such conversion was renamed King Street Capital Management, L.P.


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:        $309,800
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name

1                                    KING STREET CAPITAL MASTER FUND, LTD.

2         28-10355                   BRIAN J. HIGGINS

3         28-10357                   O. FRANCIS BIONDI, JR.

4         28-10701                   KING STREET CAPITAL, L.P.


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

     COLUMN 1                  COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS      CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGER  SOLE    SHARED   NONE


ARVINMERITOR INC             NOTE 4.000% 2/1   043353AH4    1,304     5,215,000 PRN       Defined    1, 2, 3         5,215,000

ARVINMERITOR INC             NOTE 4.000% 2/1   043353AH4      446     1,785,000 PRN       Defined    2, 3, 4         1,785,000

GENERAL MTRS CORP            DEB SR CONV B     370442733   20,814     6,050,601 PRN       Defined    1, 2, 3         6,050,601

GENERAL MTRS CORP            DEB SR CONV B     370442733    7,235     2,103,199 PRN       Defined    2, 3, 4         2,103,199

GENERAL MTRS CORP            DEB SR CV C 33    370442717   29,842     9,325,634 PRN       Defined    1, 2, 3         9,325,634

GENERAL MTRS CORP            DEB SR CV C 33    370442717   10,862     3,394,266 PRN       Defined    2, 3, 4         3,394,266

KEYCORP NEW                  PFD 7.75% SR A    493267405   10,267       143,518 PRN       Defined    1, 2, 3           143,518

KEYCORP NEW                  PFD 7.75% SR A    493267405    6,695        93,582 PRN       Defined    2, 3, 4            93,582

LIBERTY MEDIA CORP           DEB 3.500% 1/1    530715AN1   13,820    61,420,000 PRN       Defined    1, 2, 3        61,420,000

LIBERTY MEDIA CORP           DEB 3.500% 1/1    530715AN1    4,856    21,580,000 PRN       Defined    2, 3, 4        21,580,000

MERCK & CO INC                   COM           589331907   12,551       412,860     CALL  Defined    1, 2, 3

MERCK & CO INC                   COM           589331907    5,003       164,567     CALL  Defined    2, 3, 4

OMNICARE INC                 DBCV 3.250%12/1   681904AL2    8,400    14,750,000 PRN       Defined    1, 2, 3        14,750,000

OMNICARE INC                 DBCV 3.250%12/1   681904AL2    2,990     5,250,000 PRN       Defined    2, 3, 4         5,250,000

STRYKER CORP                     COM           863667951   14,782       370,000     PUT   Defined    1, 2, 3           370,000

STRYKER CORP                     COM           863667951    5,194       130,000     PUT   Defined    2, 3, 4           130,000

UAL CORP                     DBCV 5.000% 2/0   902549AE4    1,069     2,205,000 PRN       Defined    1, 2, 3         2,205,000

UAL CORP                     DBCV 5.000% 2/0   902549AE4      386       795,000 PRN       Defined    2, 3, 4           795,000

VERISIGN INC                 SDCV 3.250% 8/1   92343EAD4   32,191    50,188,000 PRN       Defined    1, 2, 3        50,188,000

VERISIGN INC                 SDCV 3.250% 8/1   92343EAD4   12,707    19,812,000 PRN       Defined    2, 3, 4        19,812,000

VORNADO RLTY TR              DBCV 2.850% 4/0   929042AC3    5,513     7,400,000 PRN       Defined    1, 2, 3         7,400,000

VORNADO RLTY TR              DBCV 2.850% 4/0   929042AC3    1,937     2,600,000 PRN       Defined    2, 3, 4         2,600,000

WACHOVIA CORP NEW            CONV7.5%PFD CL A  929903219   66,079        88,105 PRN       Defined    1, 2, 3            88,105

WACHOVIA CORP NEW            CONV7.5%PFD CL A  929903219   23,171        30,895 PRN       Defined    2, 3, 4            30,895

YELLOW ROADWAY CORP          NOTE 3.375%11/2   985577AB1    7,321    27,628,000 PRN       Defined    1, 2, 3        27,628,000

YELLOW ROADWAY CORP          NOTE 3.375%11/2   985577AB1    3,014    11,372,000 PRN       Defined    2, 3, 4        11,372,000

YELLOW ROADWAY CORP          NOTE 5.000% 8/0   985577AA3      977     3,255,000 PRN       Defined    1, 2, 3         3,255,000

YELLOW ROADWAY CORP          NOTE 5.000% 8/0   985577AA3      374     1,245,000 PRN       Defined    2, 3, 4         1,245,000

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